NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020 EUR (€)	Dec. 31, 2021 EUR (€) shares employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2021 USD ($) shares	Jun. 30, 2019 USD ($)
Disclosure of detailed information of operating income loss [line items]
Upfront payment | $						$ 1.0
Outstanding equity instruments (in shares) | shares		3,071,392			3,071,392
Net foreign exchange gain		€ 3,570,000		€ 781,000
Net foreign exchange loss			€ (3,028,000)
Gain on investments currency transactions		48,000	61,000	€ 1,124,000
Net expense on recognition of OCABSA contract		390,000	€ 1,032,000
Research and development expenses
Disclosure of detailed information of operating income loss [line items]
Decrease in raw materials and consumables used		(1,786,000)
Increase (decrease) in services, subcontracting and fees		€ (11,517,000)
Average number of employees | employee		152	166	156
General and administrative expenses
Disclosure of detailed information of operating income loss [line items]
Increase (decrease) in services, subcontracting and fees		€ 722,000
Increase in insurance premium		€ 1,323,000
Average number of employees | employee		42	41	41
Intangible assets in progress
Disclosure of detailed information of operating income loss [line items]
Impairment loss recognised		€ 560,000		€ 1,036,000
France
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards		347,000,000
United States
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards		22,900,000			$ 25.9
Tedac project
Disclosure of detailed information of operating income loss [line items]
Subsidy received	€ 294,000	308,730
Orphan Europe | Revenues from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Amount of the clinical trial financed by a third party		€ 600,000